Offerings - Offering: 1	Jul. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	3.8775
Maximum Aggregate Offering Price	$ 11,632,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,606.45
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), of Magnachip Semiconductor Corporation (the "Registrant"), which become issuable under the Magnachip Semiconductor Corporation Amended and Restated 2020 Equity and Incentive Compensation Plan, as amended (the "2020 Plan"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. This Registration Statement registers 3,000,000 additional shares of Common Stock newly authorized for issuance under the 2020 Plan. Shares available for issuance under the 2020 Plan were previously registered on Registration Statements on Form S-8, filed with the Securities and Exchange Commission on July 15, 2020 (File No. 333-239872) and June 23, 2023 (File No. 333-272902). The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and is based on the average of the high and low sales prices of the Registrant's common stock reported on the New York Stock Exchange on July 7, 2026, which date was within five business days prior to the filing of this Registration Statement.